Acquisition of Trend Discovery Holdings, Inc. (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Business Combinations [Abstract]
Schedule of fair values at effective date of acquisition the purchase price
Cash	$3
Receivables	10
Other assets	1
Goodwill	3,223
$3,237

Identifiable intangible assets	$1,435
Goodwill	65
$1,500

Schedule of unaudited pro forma results of operations
Revenues	$46
Net loss	$(1,644)
Net loss per share	$(0.03)